SUPPLEMENT Dated December 9, 2009
To The Prospectus Dated May 1, 2009 For

ING Architect New York Variable Annuity
ING Empire Innovations Variable Annuity
ING Empire Traditions Variable Annuity

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract by revising the supplement dated August 18, 2009. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

The ING NASDAQ 100 Index® Portfolio is not available under your Contract. All references to it in the prospectus, as supplemented, are hereby deleted.

RLNY-NY B	1	12/2009